Investments in Equity Accounted Investees - Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture (Detail) - Chery Jaguar Land Rover Automotive Co. Limited [member]
₨ in Millions, $ in Millions
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of joint ventures [line items]
Net assets of the joint venture	$ 880.0	₨ 64,340.1	₨ 69,064.4
Proportion of the Company's interest in joint venture	440.0	32,170.1	34,532.2
Other consolidation adjustments	(6.7)	(493.3)	(705.9)
Carrying amount of the Company's interest in joint venture	$ 433.3	₨ 31,676.8	₨ 33,826.3